CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Cash Flows from Operating Activities:
Net Profit (loss)	$ 4,955		$ (1,057)		$ (22,149)
Adjustments to profit and loss items:
Loss (profit) from discontinued operation	(2,889)		(4,608)		7,616
Depreciation and amortization	1,149		577		567
Share-based compensation	1,234		645		1,363
Revaluation of liabilities in respect of IIA grants	(392)		287		229
Revaluation of contingent consideration for purchase of shares	1,690		758		351
Other income from settlement agreement			(7,537)
Revaluation of lease liabilities	340
Increase (decrease) in severance pay liability, net	(105)		19		111
Net financing income	(434)		(412)		(349)
Un-realized foreign currency (gain) loss	(152)		182		(185)
Adjustments to profit and loss items, total	441		(10,089)		9,703
Changes in asset and liability items:
Decrease (increase) in trade receivables	(3,553)		(211)		28
Decrease (increase) in inventories	67		206		(1,042)
Decrease (increase) in other receivables	6,376		(306)		(1,227)
Increase (decrease) in trade payables and accrued expenses	1,355		(536)		(135)
Increase (decrease) in other payables and deferred revenues	247		(161)		(70)
Changes in asset and liability items, total	4,492		(1,008)		(2,446)
Net cash provided by (used in) continuing operating activities	9,888		(12,154)		(14,892)
Net cash used in discontinued operating activities	(1,599)				(1,563)
Net cash provided by (used in) operating activities	8,289		(12,154)		(16,455)
Cash Flows from Investing Activities:
Purchase of property and equipment	(792)		(522)		(1,045)
Purchase of intangible assets			(12)		(30)
Interest received	184		106		349
Proceeds from (investments in) short term bank deposits, net	(5,050)		(16,612)		1,163
Net cash provided by (used in) continuing investing activities	(5,658)		(17,040)		437
Net cash used in discontinued investing activities	(1,239)
Net cash provided by (used in) investing activities	(6,897)		(17,040)		437
Cash Flows from Financing Activities:
Repayment of leases liabilities	(630)
Proceeds from exercise of options				[1]	7
Proceeds from issuance of shares, net		[1]			22,658
Proceeds from (repayment of) IIA grants, net	(376)		46		330
Net cash provided by (used in) continuing financing activities	(1,006)		46		22,995
Exchange rate differences on cash and cash equivalent balances	140		(205)		226
Increase (decrease) in cash and cash equivalents from continuing activities	3,364		(29,353)		8,766
Decrease in cash and cash equivalents from discontinued activities	(2,838)				(1,563)
Balance of cash and cash equivalents at the beginning of the year	6,716		36,069		28,866
Balance of cash and cash equivalents at the end of the year	$ 7,242		$ 6,716		$ 36,069

[1]	Represents an amount lower than $1.